Operating Segments (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Information about Each Reportable Segment and Reconciliation
Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	For six months ended June 30
	2022	2021
(in $ millions)	$	$
Segment Adjusted EBITDA
Deliveries	(90)	(24)
Mobility	207	205
Financial services	(217)	(163)
Enterprise and new initiatives	6	3

Total reportable Segment Adjusted EBITDA	(94)	21
Regional corporate costs	(426)	(346)
Net interest expenses	(45)	(864)
Other income	3	10
Income tax expenses	(3)	(3)
Depreciation and amortization	(72)	(170)
Stock-based compensation expenses	(231)	(140)
Unrealized foreign exchange gain	4	4
Impairment loss on goodwill and non-financial assets	(3)	(1)
Fair value changes on investments	(133)	47
Restructuring costs	(1)	*
Legal, tax and regulatory settlement provisions	(6)	(25)
Consolidated profit or loss after tax	(1,007)	(1,467)